Leases (Details) - Schedule of Amount Recognized in the Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amount Recognzed in the Consolidated Statements of Operations [Abstract]
Amortization of right-of-use assets	$ 92	$ 72
Interest of lease liabilities	$ 6	$ 6